UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Forstmann Asset Management LLC
Address:   399 Park Avenue
           37th  Floor
           New York, New York  10022

13F File Number: 28-10032

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   William Anthony Forstmann
Title:  Chief Executive Officer
Phone:  (212) 418-1221


Signature, Place and Date of Signing:

/s/ William Anthony Forstmann       New York, New York       November 10, 2003
-----------------------------    ------------------------    -----------------
     [Signature]                       [City, State]              [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  14

Form 13F Information Table Value Total:  $6,004
                                         (in thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.     Form 13F File Number                 Name


                                                     FORM 13F INFORMATION TABLE
                                                                                                  Voting Authority
                                                                                                  ----------------
                                 Title of               Value      Shares/   Sh/   Put/  Invstmt  Other
Name of Issuer                   Class     CUSIP        (x$1000)   Prn Amt   Prn   Call  Dscretn  Managers   Sole    Shared   None
------------------------------   --------  ---------    --------   -------   ---   ----  -------  --------  ------   ------   ----
ALVARION LTD                     COM       M0861T100       160       25000   SH          Sole                25000
AXEDA SYSTEMS INC                COM       054959101       268      190000   SH          Sole               190000
CARDIOTECH INTL INC              COM       14160C100       102       30000   SH          Sole                30000
CERAGON NETWORKS LTD             COM       M22013102        90       20000   SH          Sole                20000
ENZON PHARMACEUTICALS INC        COM       293904108       931       80000   SH          Sole                80000
GUILFORD PHARMACEUTICALS INC     COM       401829106       124       20000   SH          Sole                20000
HAIN CELESTIAL GROUP INC COM     COM       405217100       816       45000   SH          Sole                45000
LOOKSMART LTD                    COM       543442107        79       25000   SH          Sole                25000
MEDAREX INC                      COM       583916101       236       40000   SH          Sole                40000
MYRIAD GENETICS INC              COM       62855J104       227       20000   SH          Sole                20000
PROTEIN DESIGN LABS, INC         COM       74369L103      1054       75000   SH          Sole                75000
TULARIK, INC                     COM       899165104      1050      105000   SH          Sole               105000
VALUECLICK INC                   COM       92046N102       252       30000   SH          Sole                30000
VERTEX PHARMACEUTICALS, INC      COM       92532F100       615       50000   SH          Sole                50000



03020.0001 #441318